787 Seventh Avenue

New York, NY 10019-6099

Tel: 212 728 8000

Fax: 212 728 8111

March 2, 2012

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: TD Asset Management USA Funds Inc.

Securities Act File No. 33-96132 Investment Company Act File No. 811-9086

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, TD Asset Management USA Funds Inc. (the “Company”) hereby certifies that the definitive forms of prospectus and statement of additional information for each of its series, each dated February 28, 2012, do not differ from the forms of prospectus and statement of additional information contained in Post-Effective Amendment No. 42 to the Registration Statement of the Company (the “Amendment”) electronically filed with the Securities and Exchange Commission on February 28, 2012. The Amendment became effective immediately upon filing.

If you have any questions regarding this certification, please do not hesitate to contact me at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck
Elliot J. Gluck

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